CONTRACT BALANCES (Tables)	12 Months Ended
Dec. 31, 2019
CONTRACT BALANCES
Schedule of accounts receivable, net

	As of December 31,
	2018	2019

Accounts receivable	541,355	881,177
Less: allowance for doubtful accounts	(241)	(133)
Accounts receivable, net	541,114	881,044

Including:
- Current portion	536,842	879,962
- Non-current portion	4,272	1,082

Schedule of allowance for doubtful accounts

	Years ended December 31,
	2017	2018	2019

Balance at the beginning of the year	—	—	241
Allowance made during the year	—	241	274
Write-off during the year	—	—	(382)
Balance at the end of the year	—	241	133

Schedule of deferred revenue

Deferred revenue

Beginning balance as of January 1, 2019	73,077
Closing balance as of December 31, 2019	105,735

Increase	32,658